Depreciation, Amortization And Impairment Loss Of Property, Plant And Equipment And Financial Assets Under IFRS 9 (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognized in non-current assets held for sale			$ (2,286,438)
Impairment losses recognized in property, plant and equipment	$ (34,203,486)	$ (7,023,888)
Impairment loss recognised (reversed) in profit or loss, investment property			738,739
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(1,547,699)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(18,429,856)	(10,773,445)	(22,025,354)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognized in non-current assets held for sale			(2,286,438)
Impairment losses recognized in property, plant and equipment	(34,203,486)	(7,023,888)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(2,286,438)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(594,370)	90,538	(1,992,280)
Distribution and Transmission [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(17,842,904)	(10,068,805)	(20,030,616)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognised (reversed) in profit or loss, investment property			738,739
Total Reversal of impairment losses (impairment losses) recognized in profit or loss			738,739
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	$ 7,418	$ (795,178)	$ (2,458)